Acquisitions	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions

(3) Acquisitions

Year Ended December 31, 2018

During the twelve months ended December 31, 2018, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of $489,671, net of acquired cash of $8,554. The total purchase price consisted of the issuance of 163,137 shares of its Class A common stock for $12,282 and cash of $477,389. The purchases included the acquisition of assets in five U.S markets from Fairway Outdoor Advertising (“Fairway”) on December 21, 2018 for an aggregate purchase price of $418,500.

As of December 31, 2018, our fair value allocation of the assets acquired and liabilities assumed from Fairway is considered preliminary and is subject to revision, which may result in adjustments to this allocation. We expect to finalize these amounts as soon as possible but not later than the end of 2019. In order to develop our preliminary fair values, the Company utilized asset information received from Fairway and fair value allocation benchmarks from similar completed transactions. Our preliminary allocation of Fairway includes property, plant and equipment, intangibles and goodwill of $91,173, $156,319 and $182,117, respectively.

Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on fair market value at the dates of acquisition.

The following is a summary of the allocation of the acquisition costs in the above transactions, excluding the preliminary allocation of Fairway.

Total
Property, plant and equipment	$8,648
Site locations	57,105
Non-competition agreements	342
Customer lists and contracts	6,521
Asset acquisition costs	336
Current assets	1,041
Current liabilities	(355)
$73,638

Total acquired intangible assets for the year ended December 31, 2018 were $402,740, of which $182,117 was assigned to goodwill. Goodwill is not amortized for financial statement purposes, and no goodwill related to 2018 acquisitions is expected to be deductible for tax purposes. The remaining $220,623 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $33,310 (7 year weighted average useful life) and site locations of $186,635 (15 year weighted average useful life). The aggregate amortization expense related to the 2018 acquisitions for the year ended December 31, 2018 was approximately $2,681.

The following unaudited pro forma financial information for the Company gives effect to the 2018 and 2017 acquisitions as if they had occurred on January 1, 2017. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2018	2017
	(unaudited)
Net revenues	$1,699,052	$1,647,445
Net income applicable to common stock	$299,493	$306,900
Net income per common share — basic	$3.03	$3.13
Net income per common share — diluted	$3.02	$3.12

Year Ended December 31, 2017

During the twelve months ended December 31, 2017, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of $300,185, of which $297,305 was in cash and $2,880 in non-cash consideration consisting principally of exchanges of outdoor advertising assets. As a result of the acquisitions, a gain of $2,389 was recorded for transactions which involved the exchanges of outdoor advertising assets during the year ended December 31, 2017.

Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on fair market value at the dates of acquisition. The following is a summary of the allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$43,483
Goodwill	13,925
Site locations	216,510
Non-competition agreements	826
Customer lists and contracts	26,397
Asset acquisition costs	529
Current assets	3,583
Current liabilities	(1,733)
Long–term liabilities	(3,335)
$300,185

Total acquired intangible assets for the year ended December 31, 2017 were $258,187, of which $13,925 was assigned to goodwill. Goodwill is not amortized for financial statement purposes, and no goodwill related to 2017 acquisitions is expected to be deductible for tax purposes. The remaining $244,262 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $26,397 (7 year weighted average useful life) and site locations of $216,510 (15 year weighted average useful life). The aggregate amortization expense related to the 2017 acquisitions for the year ended December 31, 2017 was approximately $6,106.

The following unaudited pro forma financial information for the Company gives effect to the 2017 and 2016 acquisitions as if they had occurred on January 1, 2016. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2017	2016
	(unaudited)
Net revenues	$1,572,989	$1,554,758
Net income applicable to common stock	$318,200	$297,518
Net income per common share — basic	$3.25	$3.06
Net income per common share — diluted	$3.23	$3.05